Acquisition of entities under common control	6 Months Ended
Jun. 30, 2013
Acquisition of entities under common control [Abstract]
Acquisition of entities under common control
Note 5 – Acquisition of entities under common control

On May 17, 2013 the Company acquired a 100% interest in the companies that own and operate the tender rig T-15 from Seadrill. The purchase consideration was US$210 million. As part of the transaction the Company entered into a new related party loan agreement with Seadrill relating to its existing $440 million credit facility, corresponding to the $100.5 million tranche relating to the T-15. In addition the Company entered into a new related party loan agreement with Seadrill for $109.5 million. Refer to Note 8.

The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $76.1 million has been recorded as a reduction of equity, as set forth in the table below: The details of the transaction are as follows:

(In US $ millions)
Purchase price	$210.0
Rig historic book value	133.9
Total value of net assets acquired	(133.9)
Excess amount recorded as a reduction of equity	76.1